SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of future minimum lease payments - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Schedule of future minimum lease payments [Abstract]
2020	$ 132,791	$ 531,166
2021	57,153	57,153
Thereafter
Total future minimum lease payments	$ 189,944	588,319
Lease imputed interest		(46,464)
Total		$ 541,855